Condensed Interim Statement of Cash Flows (Parenthetical) - Streamex Exchange Corporation [Member] - CAD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounts payable		$ 103,500
Income tax expenses
Interest expenses
Commitment to issue shares	440,000
Commitment to issue value	$ 126,659
Income taxes
Interest expense
Common Stock [Member]
Stock issued for debt settlement, shares		690,000
Stock issued for debt settlement, value		$ 103,500
Commitment to issue shares	440,000
Commitment to issue value	$ 126,659